Commitments and Contingencies - Additional Information (Detail) - USD ($)	Apr. 13, 2021	Jan. 26, 2021	Sep. 30, 2021
Other Commitments [Line Items]
Underwriting discount per share		$ 0.20
Deferred underwriting commission			$ 14,087,500
Over-Allotment Option
Other Commitments [Line Items]
Deferred underwriting commission			$ 1,837,500
Underwriting Agreement
Other Commitments [Line Items]
Payment of underwriting discount		$ 7,000,000
Deferred underwriting commission		$ 12,250,000
Underwriting Agreement | Over-Allotment Option
Other Commitments [Line Items]
Common stock shares subscribed but not issued		5,250,000	5,250,000
Underwriting discount per share	$ 0.20
Payment of underwriting discount	$ 8,050,000	$ 8,050,000
Deferred underwriting discount per share	$ 0.35	$ 0.35
Deferred underwriting commission	$ 14,087,500	$ 14,087,500	$ 14,087,500
Stock shares issued during the period shares	5,250,000